Putnam Income Fund
The fund's portfolio
7/31/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (45.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (10.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 1/20/49 to 5/20/49	$3,739,992	$4,116,231
5.00%, with due dates from 6/15/40 to 7/20/49	22,971,419	24,441,476
4.70%, with due dates from 6/20/65 to 8/20/67	1,238,290	1,377,385
5.00%, 7/20/49(FWC)	369,738	401,676
4.671%, 5/20/65	253,922	274,144
4.667%, 9/20/65	282,151	303,311
4.647%, 6/20/65	136,046	146,538
4.627%, 6/20/67	893,619	990,800
4.62%, with due dates from 6/20/65 to 12/20/68	2,055,945	2,201,100
4.58%, 5/20/65	46,515	50,286
4.52%, 8/20/65	68,205	73,048
4.508%, 3/20/67	1,101,587	1,213,122
4.50%, TBA, 8/1/49	33,000,000	34,368,985
4.50%, with due dates from 5/20/44 to 5/20/49	8,021,487	8,527,266
4.497%, 6/20/65	41,659	44,963
4.489%, 5/20/65	70,708	75,549
4.47%, 5/20/65	938,098	1,009,264
4.404%, 6/20/65	26,603	28,676
4.322%, 5/20/67	334,173	368,008
4.00%, TBA, 8/1/49	31,000,000	32,191,563
4.00%, with due dates from 9/20/40 to 7/20/49	14,936,247	15,751,551
4.00%, 7/20/49(FWC)	200,000	211,000
3.50%, TBA, 8/1/49	41,000,000	42,393,360
3.50%, 8/20/45(i)	4,241,637	4,427,840
3.50%, with due dates from 11/15/42 to 1/20/48	35,096,678	36,179,680
3.00%, TBA, 8/1/49	5,000,000	5,106,250
3.00%, with due dates from 3/20/43 to 10/20/46	2,062,184	2,107,907

		218,380,979
U.S. Government Agency Mortgage Obligations (34.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 3/1/41 to 4/1/49	501,599	549,329
4.50%, with due dates from 7/1/44 to 3/1/45	1,212,342	1,300,556
4.00%, with due dates from 12/1/44 to 7/1/49	9,538,656	10,026,629
3.50%, with due dates from 4/1/42 to 11/1/47	8,179,791	8,474,046
3.00%, 10/1/46	3,072,245	3,125,517
2.50%, 4/1/43	669,111	664,606
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	3,066,365	3,508,071
5.50%, with due dates from 1/1/33 to 2/1/35	513,899	569,500
5.00%, with due dates from 3/1/40 to 5/1/49	6,146,159	6,693,677
4.50%, with due dates from 7/1/44 to 5/1/49	8,387,018	8,926,341
4.00%, with due dates from 8/1/44 to 1/1/57	19,482,740	20,574,069
3.50%, with due dates from 6/1/31 to 9/1/57	37,402,893	38,850,788
3.00%, with due dates from 9/1/42 to 3/1/47	17,364,846	17,720,979
2.50%, 12/1/47	5,522,966	5,482,278
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/49	2,000,000	2,198,125
4.50%, TBA, 8/1/49	13,000,000	13,628,672
4.00%, TBA, 8/1/49	97,000,000	100,417,736
3.50%, TBA, 8/1/49	285,000,000	291,857,813
3.00%, TBA, 8/1/49	208,000,000	209,868,755

		744,437,487

Total U.S. government and agency mortgage obligations (cost $959,451,309)		$962,818,466

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 1/31/24(i)	$3,103,000	$3,156,341
2.00%, 2/15/25(i)	195,000	198,040
1.50%, 3/31/23(i)	278,000	275,971
1.25%, 3/31/21(i)	123,000	122,113

Total U.S. treasury obligations (cost $3,752,465)		$3,752,465

MORTGAGE-BACKED SECURITIES (34.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.8%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.966%, 10/25/27 (Bermuda)	$2,087,116	$2,100,161
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.616%, 8/25/28 (Bermuda)	3,454,000	3,454,000
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.966%, 11/25/28	5,100,000	5,061,750
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 16.438%, 4/15/37	543,227	857,864
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 15.895%, 5/15/35	75,117	108,755
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.603%, 12/15/36	162,963	227,839
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.885%, 3/15/35	395,574	515,591
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.003%, 6/15/34	259,813	300,733
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.416%, 11/25/28	6,718,200	7,430,386
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.816%, 10/25/24	4,194,619	4,501,959
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 6.416%, 1/25/25	5,481,897	5,724,768
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 6.016%, 9/25/24	2,088,000	2,274,458
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	4,086,049	477,659
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,792,514	303,137
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	1,718,463	194,586
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	426,341	13,878
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	12,344,193	1,666,466
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	9,306,213	1,466,101
IFB Ser. 4596, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.775%, 6/15/46	23,146,942	3,684,530
IFB Ser. 4077, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.775%, 7/15/42	16,871,028	2,616,983
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.675%, 5/15/41	1,048,090	1,059,335
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	8,986,578	1,336,803
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	11,961,349	626,343
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	5,097,703	473,687
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	11,913,857	1,011,725
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	13,213,171	1,050,616
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	7,578,463	622,254
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	4,355,671	310,995
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	12,148,660	769,667
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	5,613,648	402,406
Ser. 4004, IO, 3.00%, 3/15/26	4,485,322	141,736
Ser. 315, PO, zero %, 9/15/43	12,410,807	10,564,842
Ser. 3835, Class FO, PO, zero %, 4/15/41	4,328,980	3,845,498
Ser. 3369, Class BO, PO, zero %, 9/15/37	8,794	7,646
Ser. 3391, PO, zero %, 4/15/37	85,022	74,471
Ser. 3300, PO, zero %, 2/15/37	113,742	99,945
Ser. 3206, Class EO, PO, zero %, 8/15/36	5,332	4,755
Ser. 3175, Class MO, PO, zero %, 6/15/36	20,045	17,528
Ser. 3210, PO, zero %, 5/15/36	14,224	13,330
Ser. 3326, Class WF, zero %, 10/15/35	10,749	8,633
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	14,210	11,280
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 6.966%, 4/25/28	5,000,000	5,548,672
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 26.304%, 7/25/36	272,146	468,418
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.258%, 3/25/36	269,846	431,522
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 15.169%, 11/25/35	376,143	497,374
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.452%, 8/25/35	121,569	159,146
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 13.098%, 12/25/35	294,442	388,221
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.502%, 11/25/34	46,118	53,432
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.368%, 5/25/40	524,808	615,967
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.266%, 9/25/28	8,674,290	9,555,509
Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	25,437,899	4,482,412
Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	17,799,802	3,192,929
Ser. 409, Class C24, IO, 4.50%, 4/25/42	11,497,504	2,165,200
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	5,909,809	592,187
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	10,901,811	1,704,825
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	10,100,280	1,527,150
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	6,728,176	736,501
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	6,008,703	653,659
IFB Ser. 15-66, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.984%, 9/25/45	23,988,907	3,904,914
IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.984%, 1/25/45	22,339,222	3,628,336
IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.834%, 2/25/49	35,281,365	5,757,919
IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.834%, 1/25/49	19,160,583	3,071,691
IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.834%, 12/25/46	25,843,285	4,205,478
Ser. 17-12, IO, 3.50%, 3/25/47	18,210,907	2,372,746
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	12,768,447	1,593,269
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	4,404,131	498,020
Ser. 14-10, IO, 3.50%, 8/25/42	6,123,548	829,084
Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	7,320,458	602,053
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	9,611,714	603,762
Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	6,869,844	288,630
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	3,946,735	334,565
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	5,775,685	495,646
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	8,228,438	617,042
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,651,714	186,442
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	5,894,814	335,028
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	10,073,139	470,305
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	8,315,792	397,811
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	2,620,073	97,609
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	3,314,327	126,097
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	11,974,036	814,869
FRB Ser. 01-50, Class B1, IO, 0.382%, 10/25/41(WAC)	290,671	1,250
FRB Ser. 05-W4, Class 1A, IO, 0.062%, 8/25/45(WAC)	86,329	104
Ser. 03-34, Class P1, PO, zero %, 4/25/43	133,945	111,174
Ser. 07-64, Class LO, PO, zero %, 7/25/37	16,454	15,303
Ser. 07-14, Class KO, PO, zero %, 3/25/37	95,050	82,380
Ser. 06-125, Class OX, PO, zero %, 1/25/37	8,017	7,088
Ser. 06-84, Class OT, PO, zero %, 9/25/36	10,125	9,084
Ser. 06-46, Class OC, PO, zero %, 6/25/36	8,080	7,009
FRB Ser. 02-W6, Class 1A, IO, zero %, 6/25/42(WAC)	488,221	82
Federal National Mortgage Association
Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	24,342,208	4,472,881
IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.884%, 1/25/48	30,873,318	5,899,990
IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.784%, 3/25/46	57,743,265	9,792,865
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	9,575,235	1,699,604
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	468,369	59,703
Ser. 15-69, IO, 5.00%, 5/20/45	13,020,824	2,689,581
Ser. 14-180, IO, 5.00%, 12/20/44	19,308,790	4,054,846
Ser. 14-76, IO, 5.00%, 5/20/44	5,015,758	1,009,246
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,348,362	497,148
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	74,421	4,730
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,594,786	334,825
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	13,939,054	2,950,898
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	6,527,403	1,347,778
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,506,751	157,742
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	3,709,844	458,796
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	8,860,521	1,355,462
Ser. 12-129, IO, 4.50%, 11/16/42	5,009,054	1,075,594
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,419,763	452,392
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,528,290	480,881
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	11,879,237	854,236
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	6,438,151	574,412
IFB Ser. 10-9, Class YD, IO, ((-1 x 1 Month US LIBOR) + 6.80%), 4.468%, 1/16/40	19,276,196	3,755,988
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	14,328,105	2,241,632
Ser. 15-94, IO, 4.00%, 7/20/45	636,193	125,839
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	2,666,536	300,913
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	14,488,856	2,832,571
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	4,578,119	852,847
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	6,907,590	831,929
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	9,347,569	1,261,919
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	5,130,132	937,579
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	34,201,526	6,562,589
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	11,255,518	1,482,869
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	3,124,389	196,812
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	5,801,049	328,889
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	4,027,565	85,161
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	6,558,944	337,395
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.979%, 7/20/48	14,826,450	2,131,302
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.929%, 12/20/42	22,786,551	4,046,436
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.879%, 9/20/43	1,777,598	309,480
FRB Ser. 1162, Class FL2, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 3.784%, 8/20/49(FWC)	6,700,000	1,021,750
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.779%, 6/20/49	19,871,732	2,732,363
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.779%, 4/20/49	27,954,128	3,482,917
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	6,751,919	785,383
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	11,756,403	1,123,912
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	11,634,570	887,136
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	7,865,543	1,278,151
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	7,984,962	954,203
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	3,505,788	393,034
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,051,275	402,402
Ser. 12-145, IO, 3.50%, 12/20/42	5,112,173	925,748
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	3,435,754	443,144
Ser. 12-136, IO, 3.50%, 11/20/42	12,760,209	2,226,013
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	16,930,108	2,977,987
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	16,640,848	1,345,579
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	7,194,201	628,054
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	5,623,026	462,740
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	12,019,600	1,281,289
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	23,189,759	1,651,111
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	10,011,062	487,512
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	7,744,577	596,332
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	11,146,281	1,009,888
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	5,039,555	288,767
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	12,354,378	890,751
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	3,052,134	158,101
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	4,675,181	338,483
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	4,807,058	358,126
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	9,376,303	736,977
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68(WAC)	20,977,271	2,825,376
Ser. 18-H02, Class EI, IO, 2.413%, 1/20/68(WAC)	16,910,162	2,251,165
Ser. 17-H12, Class QI, IO, 2.359%, 5/20/67(WAC)	23,104,844	2,625,658
Ser. 19-H02, Class DI, IO, 2.323%, 11/20/68(WAC)	25,148,921	3,175,051
Ser. 17-H18, Class CI, IO, 2.291%, 9/20/67(WAC)	14,350,185	2,152,528
Ser. 16-H27, Class BI, IO, 2.289%, 12/20/66(WAC)	12,554,635	1,440,557
Ser. 16-H23, Class NI, IO, 2.276%, 10/20/66(WAC)	42,413,072	4,690,886
Ser. 17-H08, Class NI, IO, 2.231%, 3/20/67(WAC)	15,068,607	1,660,560
Ser. 18-H20, Class BI, IO, 2.225%, 6/20/68(WAC)	31,011,955	3,605,140
Ser. 16-H24, Class JI, IO, 2.215%, 11/20/66(WAC)	16,134,231	1,956,276
Ser. 16-H11, Class HI, IO, 2.098%, 1/20/66(WAC)	35,196,939	3,035,736
Ser. 18-H17, Class GI, IO, 2.05%, 10/20/68(WAC)	29,472,809	3,720,942
FRB Ser. 15-H16, Class XI, IO, 2.015%, 7/20/65(WAC)	21,589,148	2,212,888
Ser. 15-H15, Class JI, IO, 1.988%, 6/20/65(WAC)	17,752,940	1,709,608
Ser. 15-H25, Class CI, IO, 1.978%, 10/20/65(WAC)	22,820,146	2,046,967
Ser. 15-H26, Class DI, IO, 1.938%, 10/20/65(WAC)	18,492,647	1,768,378
Ser. 16-H02, Class HI, IO, 1.914%, 1/20/66(WAC)	44,377,221	3,541,302
Ser. 17-H23, Class BI, IO, 1.912%, 11/20/67(WAC)	21,280,026	2,210,995
Ser. 15-H04, Class AI, IO, 1.875%, 12/20/64(WAC)	29,082,504	2,362,953
Ser. 15-H12, Class AI, IO, 1.872%, 5/20/65(WAC)	26,616,329	2,237,289
Ser. 17-H10, Class MI, IO, 1.862%, 4/20/67(WAC)	19,339,181	1,800,478
Ser. 15-H20, Class AI, IO, 1.853%, 8/20/65(WAC)	24,519,752	2,157,738
Ser. 15-H10, Class CI, IO, 1.828%, 4/20/65(WAC)	26,575,258	2,360,999
Ser. 15-H12, Class GI, IO, 1.823%, 5/20/65(WAC)	33,580,557	2,921,508
Ser. 16-H04, Class KI, IO, 1.811%, 2/20/66(WAC)	28,576,700	2,107,532
Ser. 15-H12, Class EI, IO, 1.718%, 4/20/65(WAC)	25,245,899	2,019,672
Ser. 15-H09, Class BI, IO, 1.713%, 3/20/65(WAC)	29,227,761	2,208,450
Ser. 15-H01, Class CI, IO, 1.647%, 12/20/64(WAC)	23,339,434	1,044,836
Ser. 15-H25, Class AI, IO, 1.628%, 9/20/65(WAC)	21,441,983	1,648,889
Ser. 15-H17, Class CI, IO, 1.618%, 6/20/65(WAC)	24,811,387	1,111,004
Ser. 15-H14, Class BI, IO, 1.59%, 5/20/65(WAC)	2,153,221	97,024
Ser. 17-H14, Class EI, IO, 1.586%, 6/20/67(WAC)	23,604,711	2,035,906
Ser. 15-H28, Class DI, IO, 1.569%, 8/20/65(WAC)	25,674,642	1,729,778
Ser. 14-H11, Class GI, IO, 1.487%, 6/20/64(WAC)	45,351,507	3,060,138
Ser. 14-H07, Class BI, IO, 1.482%, 5/20/64(WAC)	36,679,261	2,705,095
Ser. 10-H19, Class GI, IO, 1.441%, 8/20/60(WAC)	28,381,983	1,537,339
Ser. 18-H17, Class TI, IO, 1.183%, 10/20/68(WAC)	29,397,790	2,518,097
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%), 0.15%, 12/20/40	9,944,326	46,376
Ser. 10-151, Class KO, PO, zero %, 6/16/37	193,411	167,407
Ser. 06-36, Class OD, PO, zero %, 7/16/36	13,470	11,527
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.866%, 10/25/28 (Bermuda)	1,974,000	1,975,234

		314,881,908
Commercial mortgage-backed securities (10.3%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.211%, 1/15/49(WAC)	2,039,407	1,288
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	821,141	8
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.45%, 11/10/41(WAC)	284,066	3
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	21,507,061	215
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.464%, 1/12/45(WAC)	4,551,000	4,050,390
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	37,059	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	5,345,377	3,794,416
FRB Ser. 06-PW14, Class X1, IO, 0.31%, 12/11/38(WAC)	419,274	4,302
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO, 1.417%, 8/10/49(WAC)	23,606,615	1,966,667
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.565%, 12/11/49(WAC)	108,673	1,422
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.748%, 12/15/47(WAC)	601,000	624,866
FRB Ser. 11-C2, Class E, 5.748%, 12/15/47(WAC)	3,258,000	3,268,613
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.157%, 3/10/47(WAC)	68,316,998	3,066,204
FRB Ser. 13-GC17, Class XA, IO, 1.043%, 11/10/46(WAC)	30,565,599	1,161,918
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.521%, 10/15/49(WAC)	6,877,828	69
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.786%, 5/10/47(WAC)	1,619,000	1,709,318
FRB Ser. 14-CR18, Class C, 4.733%, 7/15/47(WAC)	889,000	933,726
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	1,022,472
FRB Ser. 14-UBS6, Class C, 4.458%, 12/10/47(WAC)	504,000	514,494
FRB Ser. 13-LC13, Class XA, IO, 1.153%, 8/10/46(WAC)	38,686,102	1,508,758
FRB Ser. 14-UBS4, Class XA, IO, 1.132%, 8/10/47(WAC)	27,374,118	1,227,007
FRB Ser. 14-LC15, Class XA, IO, 1.105%, 4/10/47(WAC)	77,013,010	3,262,502
FRB Ser. 14-CR19, Class XA, IO, 1.085%, 8/10/47(WAC)	36,515,874	1,570,525
FRB Ser. 14-CR18, Class XA, IO, 1.01%, 7/15/47(WAC)	21,218,182	858,275
FRB Ser. 14-CR17, Class XA, IO, 0.984%, 5/10/47(WAC)	42,214,561	1,687,991
FRB Ser. 15-CR23, Class XA, IO, 0.939%, 5/10/48(WAC)	37,184,779	1,287,194
FRB Ser. 14-UBS6, Class XA, IO, 0.937%, 12/10/47(WAC)	52,897,206	2,083,039
FRB Ser. 14-LC17, Class XA, IO, 0.854%, 10/10/47(WAC)	23,942,366	770,130
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.32%, 5/15/45(WAC)	2,712,000	2,776,251
FRB Ser. 14-CR17, Class D, 4.85%, 5/10/47(WAC)	3,774,000	3,762,449
FRB Ser. 14-CR19, Class D, 4.718%, 8/10/47(WAC)	3,885,000	3,818,215
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	1,692,836
FRB Ser. 13-CR6, Class D, 4.083%, 3/10/46(WAC)	2,463,000	2,462,052
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,839,000	1,688,276
FRB Ser. 12-LC4, Class XA, IO, 2.105%, 12/10/44(WAC)	19,848,580	824,391
FRB Ser. 06-C8, Class XS, IO, 0.497%, 12/10/46(WAC)	2,729,050	27
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	9,821,289	6,753,118
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	75,873	75,873
FRB Ser. 07-C2, Class AX, IO, 0.018%, 1/15/49(WAC)	6,734,722	67
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.005%, 5/15/38(WAC)	703,186	13,544
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.293%, 4/15/50(WAC)	2,913,000	3,027,052
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.793%, 4/15/50(WAC)	4,076,000	3,850,867
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.789%, 12/15/49(WAC)	128,553,946	5,453,288
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.334%, 8/10/44(WAC)	1,982,500	2,060,010
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.087%, 12/10/49(WAC)	22,179,057	9,741
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.99%, 1/10/47(WAC)	1,937,000	1,997,448
FRB Ser. 14-GC24, Class C, 4.533%, 9/10/47(WAC)	3,670,000	3,402,919
FRB Ser. 13-GC10, Class XA, IO, 1.509%, 2/10/46(WAC)	65,312,975	3,708,471
FRB Ser. 13-GC12, Class XA, IO, 1.424%, 6/10/46(WAC)	31,090,342	1,373,696
FRB Ser. 14-GC18, Class XA, IO, 1.02%, 1/10/47(WAC)	39,993,518	1,511,515
FRB Ser. 14-GC22, Class XA, IO, 0.988%, 6/10/47(WAC)	62,553,865	2,076,163
GS Mortgage Securities Trust 144A FRB Ser. 12-GC6, Class D, 5.651%, 1/10/45(WAC)	1,590,376	1,627,834
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	5,595,000	5,987,970
FRB Ser. 14-C25, Class XA, IO, 0.93%, 11/15/47(WAC)	33,004,409	1,251,395
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46(WAC)	4,371,000	3,847,236
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	6,633,000	6,311,966
FRB Ser. 14-C25, Class D, 3.944%, 11/15/47(WAC)	4,206,000	3,693,490
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	3,401,508
JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.511%, 12/15/47(WAC)	34,185,622	1,705,179
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	3,137,101	2,888,110
FRB Ser. 16-JP2, Class XA, IO, 1.834%, 8/15/49(WAC)	17,989,086	1,831,829
FRB Ser. 13-LC11, Class XA, IO, 1.264%, 4/15/46(WAC)	44,878,246	2,019,521
FRB Ser. 13-C10, Class XA, IO, 0.988%, 12/15/47(WAC)	66,643,869	1,926,141
FRB Ser. 13-C16, Class XA, IO, 0.94%, 12/15/46(WAC)	43,790,846	1,483,043
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	1,023,156	1,329
FRB Ser. 07-LDPX, Class X, IO, 0.146%, 1/15/49(WAC)	7,570,850	76
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.664%, 2/15/46(WAC)	1,986,000	1,963,638
FRB Ser. 11-C3, Class F, 5.664%, 2/15/46(WAC)	4,436,000	4,141,191
FRB Ser. 12-C6, Class E, 5.147%, 5/15/45(WAC)	3,917,000	3,717,644
FRB Ser. 13-C16, Class D, 5.027%, 12/15/46(WAC)	641,000	673,451
FRB Ser. 12-C8, Class D, 4.65%, 10/15/45(WAC)	2,931,000	2,987,964
FRB Ser. 12-C8, Class E, 4.65%, 10/15/45(WAC)	778,000	765,870
FRB Ser. 12-LC9, Class D, 4.40%, 12/15/47(WAC)	621,000	636,118
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	1,729,461
FRB Ser. 05-CB12, Class X1, IO, 0.454%, 9/12/37(WAC)	917,329	2,211
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	653,262	7
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.285%, 2/15/40(WAC)	179,167	24
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.342%, 9/15/40(WAC)	2,328,841	3,632
FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40(WAC)	2,192,141	307
FRB Ser. 07-C2, Class XCL, IO, 0.285%, 2/15/40(WAC)	3,968,612	533
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.106%, 4/20/48(WAC)	3,057,000	2,883,699
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.892%, 8/12/39(WAC)	157,725	2
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	872,694	23
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44(WAC)	9,770	48
FRB Ser. 06-C4, Class X, IO, 6.111%, 7/15/45(WAC)	75,050	330
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.352%, 2/15/46(WAC)	51,806,204	1,984,488
FRB Ser. 15-C26, Class XA, IO, 1.032%, 10/15/48(WAC)	37,996,172	2,006,673
FRB Ser. 13-C12, Class XA, IO, 0.612%, 10/15/46(WAC)	114,022,913	2,426,955
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.354%, 8/15/46(WAC)	3,329,000	1,747,725
FRB Ser. 13-C11, Class F, 4.354%, 8/15/46(WAC)	6,212,000	2,232,531
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	5,447,000	4,866,426
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	2,331,000	1,937,332
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	2,121,074
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class XA, IO, 1.083%, 11/15/49(WAC)	27,640,418	1,896,962
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.107%, 1/11/43(WAC)	1,812,279	1,857,224
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)	1,406,000	1,181,167
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	1,661,295	125,102
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.063%, 12/15/50(WAC)	34,339,544	2,284,232
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.543%, 5/10/45(WAC)	3,072,000	3,232,852
FRB Ser. 12-C1, Class XA, IO, 2.06%, 5/10/45(WAC)	12,317,392	541,269
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.891%, 5/10/63(WAC)	2,565,000	1,891,611
Ser. 13-C6, Class E, 3.50%, 4/10/46	3,489,000	2,801,412
FRB Ser. 12-C4, Class XA, IO, 1.633%, 12/10/45(WAC)	43,505,226	1,855,111
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.307%, 11/15/48(WAC)	5,071,549	152
FRB Ser. 07-C34, IO, 0.109%, 5/15/46(WAC)	2,154,435	22
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.113%, 10/15/44(WAC)	3,627,025	3,453,907
Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.145%, 8/15/50(WAC)	70,181,612	2,877,446
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C22, Class XA, IO, 0.817%, 9/15/57(WAC)	33,984,293	1,164,744
FRB Ser. 13-C14, Class XA, IO, 0.735%, 6/15/46(WAC)	96,130,447	2,499,392
FRB Ser. 14-C23, Class XA, IO, 0.593%, 10/15/57(WAC)	66,646,573	1,767,548
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.23%, 6/15/44(WAC)	3,023,768	3,002,180
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	4,863,528
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	986,118
FRB Ser. 12-C7, Class D, 4.815%, 6/15/45(WAC)	4,142,000	3,981,663
FRB Ser. 12-C10, Class D, 4.438%, 12/15/45(WAC)	1,834,000	1,560,842
FRB Ser. 12-C10, Class E, 4.438%, 12/15/45(WAC)	3,645,000	2,274,662
Ser. 13-C12, Class E, 3.50%, 3/15/48	893,000	748,830
FRB Ser. 12-C9, Class XA, IO, 1.903%, 11/15/45(WAC)	53,053,008	3,103,601
FRB Ser. 11-C5, Class XA, IO, 1.723%, 11/15/44(WAC)	31,343,798	887,656
FRB Ser. 12-C10, Class XA, IO, 1.553%, 12/15/45(WAC)	41,288,066	1,798,178
FRB Ser. 13-C11, Class XA, IO, 1.198%, 3/15/45(WAC)	22,474,649	791,121

		218,948,597
Residential mortgage-backed securities (non-agency) (8.9%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	3,058,557
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 3.573%, 1/26/46(WAC)	8,179,125	8,245,482
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.616%, 10/25/27 (Bermuda)	11,470,000	11,957,475
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 3.866%, 8/25/28 (Bermuda)	1,080,000	1,078,650
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 2.566%, 8/25/35	1,457,596	1,454,827
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 2.406%, 6/25/37	3,207,306	3,054,959
Eagle RE Ltd 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 5.266%, 11/25/28	1,210,000	1,215,672
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.616%, 9/25/28	11,797,870	13,473,413
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.266%, 12/25/28	4,290,000	4,725,671
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.116%, 3/25/29	5,825,000	6,234,283
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 5.866%, 4/25/24	2,690,000	2,869,030
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.516%, 7/25/29	2,163,000	2,279,730
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.766%, 3/25/30	2,846,000	2,911,336
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.566%, 9/25/30	4,580,000	4,601,431
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 4.066%, 7/25/30	3,000,000	2,983,143
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 7.054%, 1/25/49	6,784,210	7,469,282
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.616%, 3/25/49	700,000	742,090
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.966%, 12/25/30	4,750,000	4,973,341
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.054%, 1/25/49	5,545,000	5,647,838
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	2,279,000	2,229,376
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.716%, 3/25/49	9,039,000	9,143,518
Structured Agency Credit Risk Trust FRN Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.616%, 2/25/49	1,750,000	1,765,494
Structured Agency Credit Risk Trust FRN Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 4.416%, 12/25/30	61,000	61,219
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.166%, 10/25/28	12,896,520	14,115,285
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.966%, 4/25/28	1,419,301	1,569,743
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.566%, 10/25/28	9,908,000	10,930,920
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.716%, 1/25/29	2,546,814	2,701,236
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.616%, 5/25/29	253,782	269,338
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.516%, 4/25/29	556,000	603,224
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.816%, 7/25/29	207,000	218,890
FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 5.116%, 11/25/29	2,000,000	2,064,377
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.066%, 2/25/30	900,000	927,576
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.816%, 12/25/30	4,989,700	5,083,910
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.616%, 1/25/31	4,484,000	4,531,064
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1M2, (1 Month US LIBOR + 2.00%), 4.266%, 3/25/31	306,000	307,869
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.716%, 7/25/31	1,488,000	1,505,380
Connecticut Avenue Securities FRB Ser. 18-R07, Class 1M2, (1 Month US LIBOR + 2.40%), 4.666%, 4/25/31	1,119,000	1,131,939
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.566%, 8/25/31	120,000	120,585
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.416%, 9/25/31	3,660,000	3,678,836
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 4.366%, 6/25/39	5,240,000	5,260,059
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 0.00%), 4.266%, 7/25/39	2,030,000	2,030,585
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	4,180,000	4,180,000
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.23%, 8/26/47(WAC)	4,746,000	4,682,916
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 4.066%, 9/25/34	1,507,281	1,490,757
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.266%, 4/25/27 (Bermuda)	919,608	940,414
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.966%, 3/25/28 (Bermuda)	1,500,000	1,502,813
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.166%, 11/25/34	1,686,771	1,690,510
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 3.066%, 1/25/45	1,075,835	1,042,458
FRB Ser. 05-AR13, Class A1B2, (1 Month US LIBOR + 0.43%), 2.696%, 10/25/45	2,352,669	2,310,317
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.696%, 10/25/45	7,939,998	7,832,994
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 2.676%, 12/25/45	3,116,641	3,034,361
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 2.636%, 1/25/45	1,028,200	1,011,646
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 2.616%, 12/25/45	927,300	904,255

		189,850,087

Total mortgage-backed securities (cost $745,299,973)		$723,680,592

CORPORATE BONDS AND NOTES (23.5%)(a)
	Principal amount	Value
Basic materials (1.4%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$340,000	$359,939
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	2,503,000	2,570,840
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	455,000	480,300
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	4,860,000	5,161,962
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	327,000	358,221
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	2,378,000	2,514,364
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	1,585,000	1,629,735
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	2,135,000	2,333,858
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	382,000	551,565
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	3,704,000	3,997,656
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,543,000	1,581,774
Southern Copper Corp. sr. unsec. unsub. notes 5.375%, 4/16/20 (Peru)	200,000	203,694
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	847,000	818,344
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	2,725,000	2,771,334
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	3,316,000	4,495,722
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	354,000	475,494
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	769,000	1,066,788

		31,371,590
Capital goods (0.9%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,465,000	1,516,506
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	1,988,000	2,192,979
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	2,786,000	2,940,528
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	4,110,000	4,234,910
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	3,205,000	3,387,365
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	4,120,000	4,290,338
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22	713,000	733,724

		19,296,350
Communication services (2.6%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	2,284,000	2,347,438
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	4,566,000	4,850,772
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	336,000	350,433
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	427,000	428,356
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	6,370,000	6,879,243
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	427,000	444,816
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	2,253,000	2,659,779
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	1,006,000	1,084,660
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	1,636,000	1,722,147
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	1,100,000	1,346,860
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	711,000	756,953
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	514,000	543,524
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	388,000	527,784
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	2,209,000	2,259,925
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	2,616,000	2,733,199
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	1,777,000	1,839,331
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	403,000	426,677
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	1,073,000	1,189,131
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	285,000	290,567
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	2,914,000	3,128,033
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	236,000	257,091
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	545,063	546,698
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	2,623,000	2,870,829
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	10,896,000	12,089,011
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,052,000	1,101,970
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	3,110,000	3,377,928

		56,053,155
Consumer cyclicals (2.7%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	4,031,000	4,123,592
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,364,000	1,550,380
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,187,000	1,244,085
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	2,695,000	2,860,883
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	1,408,000	1,372,521
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	1,786,000	1,879,148
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	313,000	329,114
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	5,145,000	5,360,085
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	1,815,000	1,922,037
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	625,000	631,089
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	520,000	535,555
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	910,000	926,261
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	677,000	685,598
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. unsub. bonds 4.875%, 1/15/30	950,000	976,125
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	3,252,000	3,369,885
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	1,105,000	1,221,025
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	3,445,000	3,699,069
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	750,000	780,000
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	5,475,000	6,053,612
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	4,002,000	3,968,965
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	764,000	789,286
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	613,000	632,260
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	524,000	532,867
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	1,032,000	1,141,373
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	4,014,000	4,124,385
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,946,000	1,980,055
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 7.75%, 12/1/45	2,603,000	4,359,129
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. bonds 4.75%, 9/15/44	65,000	80,176
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. notes 7.75%, 1/20/24	482,000	582,592

		57,711,152
Consumer staples (1.2%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	262,000	276,329
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	1,192,000	1,479,753
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	318,000	357,977
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	1,431,000	1,630,114
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	1,192,000	1,283,015
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	4,175,000	4,195,875
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	45,680	50,541
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	911,555	1,124,415
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	1,451,000	1,534,225
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	859,000	1,174,477
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	1,393,000	1,678,494
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	289,000	305,072
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	4,535,000	4,970,934
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	718,000	771,200
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	2,071,000	2,148,663
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	1,968,000	2,006,484

		24,987,568
Energy (2.1%)
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	5,751,000	6,246,033
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	5,588,000	6,083,376
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	3,051,000	3,142,585
Energy Transfer Operating LP company guaranty sr. unsec. bonds 6.25%, 4/15/49	227,000	269,926
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24	4,189,000	4,652,406
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	3,294,000	3,129,300
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	360,000	413,157
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	235,000	245,910
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	5,045,000	5,522,621
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	1,054,000	1,321,915
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	292,000	367,128
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	821,000	858,102
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	3,166,000	3,451,023
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	336,000	344,654
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,399,000	1,418,236
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	3,382,000	3,365,428
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	3,611,000	3,817,863
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	192,000	196,675

		44,846,338
Financials (6.3%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	4,390,000	4,768,226
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	1,054,000	1,074,694
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	302,000	303,559
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	2,579,000	2,878,809
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	1,428,000	1,912,806
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	1,852,562
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	585,000	644,963
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	213,205
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,000,000	2,176,962
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,980,000	2,002,374
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	8,000,000	8,498,319
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	892,000	908,448
BB&T Corp. jr. unsec. sub. FRB 4.80%, perpetual maturity	2,475,000	2,452,725
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	623,000	709,449
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	94,000	96,189
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	260,000	280,945
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	5,062,000	5,322,349
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,870,000	3,079,155
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	264,000	269,626
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	1,063,000	1,117,177
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	715,000	791,324
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	1,716,000	1,880,994
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	7,449,000	8,165,966
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,060,000	3,185,537
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,791,000	2,033,414
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	6,240,000	6,727,744
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,299,000	1,399,673
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	795,000	804,002
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	293,000	308,749
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	469,000	484,529
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	4,355,000	4,734,664
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	4,093,000	4,362,474
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	773,000	817,049
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	347,000	343,863
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	12,305,000	13,253,305
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	728,000	763,806
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	527,000	696,633
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,969,000	2,620,737
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	552,000	528,315
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	816,000	897,905
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	5,191,000	5,560,555
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	2,850,000	2,937,566
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	1,250,000	1,299,511
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	1,191,000	1,237,831
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	2,747,000	3,056,733
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	1,009,000	1,669,545
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,381,000	3,024,818
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	626,000	665,267
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	1,026,000	1,004,110
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	630,000	879,712
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	1,126,000	1,229,041
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	3,860,000	4,107,144
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	265,000	269,849
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	260,000	267,418
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	1,548,000	1,625,666
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	1,321,000	1,393,828
Teachers Insurance & Annuity Association of America 144A unsec. sub. bonds 4.90%, 9/15/44	230,000	271,849
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	667,000	951,607
TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24	24,000	25,694
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	1,640,000	1,665,487
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	1,561,000	1,663,795
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	200,000	213,095
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	250,000	351,155
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	2,845,000	2,966,197
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	226,000	237,063

		133,937,761
Health care (2.4%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,776,000	1,961,996
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	1,730,000	1,811,462
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	9,695,000	10,133,349
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	9,049,000	9,398,525
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,775,000	1,882,544
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.90%, 8/28/28	5,499,000	6,091,616
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	336,000	372,839
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	3,560,000	3,646,757
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	725,000	783,327
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	1,276,000	1,384,178
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	642,000	713,179
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	666,000	682,650
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	1,226,000	1,243,354
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	1,021,000	1,031,705
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	6,040,000	6,552,721
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	3,370,000	3,613,532

		51,303,734
Technology (2.2%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	1,216,000	1,280,173
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	269,000	308,936
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	371,000	396,292
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	3,532,000	3,454,993
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	3,181,000	3,517,051
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	700,000	892,503
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	3,945,000	4,178,398
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	247,000	250,518
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	2,218,000	2,430,427
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	1,575,000	1,611,257
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	6,040,000	6,595,124
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	428,000	552,775
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	3,835,000	3,990,047
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	956,000	959,071
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	3,251,000	3,523,887
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	2,071,000	2,079,102
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	5,645,000	6,108,751
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	1,332,000	1,352,460
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	2,682,000	2,651,828

		46,133,593
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	1,282,000	1,297,368

		1,297,368
Utilities and power (1.6%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	962,000	1,018,373
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	2,210,000	2,438,022
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	1,421,000	1,692,009
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	322,000	391,942
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	227,000	312,592
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	555,000	753,390
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	266,000	342,094
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	214,000	233,462
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	219,000	244,096
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	4,115,000	4,426,205
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	460,000	630,402
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	686,000	746,600
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,269,000	1,306,287
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	437,000	461,859
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	729,000	838,593
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,504,000	1,810,921
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	844,000	867,618
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	707,000	783,542
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	439,000	444,554
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	665,000	676,061
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	200,000	261,834
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	5,265,000	5,429,064
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,510,000	2,568,341
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	139,000	190,204
Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25	858,000	878,838
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	1,819,000	1,829,297
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	2,146,000	2,160,842

		33,737,042

Total corporate bonds and notes (cost $471,263,441)		$500,675,651

PURCHASED SWAP OPTIONS OUTSTANDING (4.9%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$196,510,100	$19,629,394
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	196,510,100	5,396,167
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	33,394,000	4,123,157
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	33,394,000	1,864,387
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	14,414,200	1,292,665
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	14,414,200	990,544
(2.401)/3 month USD-LIBOR-BBA/Sep-29	Sep-19/2.401	67,697,700	16,247
Goldman Sachs International
2.7475/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	193,288,500	14,129,389
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	16,092,000	359,173
(2.7475)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	193,288,500	139,168
(2.011)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.011	67,697,700	90,715
(2.281)/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.281	67,697,700	68
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	95,618,500	12,078,529
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	76,494,800	8,002,886
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	95,618,500	223,747
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	76,494,800	1,530
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095	191,237,000	191
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	64,429,600	11,139,878
(2.8025)/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	64,429,600	4,195,656
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	3,757,470
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	50,300,800	3,725,780
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	18,691,900	3,523,236
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	3,511,834
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	3,510,339
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	18,691,900	2,938,741
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	290,739
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	50,300,800	286,212
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	6,896,600	100,483
(2.265)/3 month USD-LIBOR-BBA/Oct-29	Oct-19/2.265	67,697,700	65,667
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	191,237,000	191

Total purchased swap options outstanding (cost $83,264,320)			$105,384,183

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Aug-19/$100.81	$52,000,000	$52,000,000	$101,296
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.49	37,000,000	37,000,000	125,023
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.30	37,000,000	37,000,000	101,269
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/100.12	37,000,000	37,000,000	81,474

Total purchased options outstanding (cost $816,093)				$409,062

ASSET-BACKED SECURITIES (1.8%)(a)
	Principal amount	Value
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	$2,810,000	$2,810,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.116%, 11/25/51	232,000	232,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 3.066%, 6/25/52	4,156,000	4,156,000
Station Place Securitization Trust 144A
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 2/24/20	3,772,000	3,772,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.13%, 9/24/19	6,303,000	6,303,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 3.083%, 6/24/20	8,812,000	8,812,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), zero %, 8/25/52	2,138,000	2,138,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), zero %, 9/24/20	9,921,000	9,921,000

Total asset-backed securities (cost $38,143,995)		$38,144,000

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,155,701
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	1,054,127
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	1,052,093

Total municipal bonds and notes (cost $2,294,388)		$3,261,921

SHORT-TERM INVESTMENTS (28.3%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 2.363%, 9/9/19		$10,000,000	$9,974,889
Barclays Bank PLC asset backed commercial paper 2.428%, 8/19/19		10,000,000	9,987,814
CAFCO, LLC asset backed commercial paper 2.378%, 8/5/19		8,499,000	8,496,220
CRC Funding, LLC asset backed commercial paper 2.374%, 9/9/19		8,967,000	8,943,885
DNB Bank ASA commercial paper 2.369%, 8/14/19		10,000,000	9,991,048
Federal Home Loan Banks unsec. discount notes commercial paper 2.359%, 8/30/19		20,870,000	20,834,695
Gotham Funding Corp. asset backed commercial paper 2.387%, 8/1/19		10,000,000	9,999,323
Interest in $551,350,000 joint tri-party repurchase agreement dated 7/31/19 with Citigroup Global Markets, Inc. due 8/1/19 - maturity value of $88,924,249 for an effective yield of 2.530% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 1.125% to 7.875% and due dates ranging from 11/30/20 to 2/28/21, valued at $562,383,253)		88,918,000	88,918,000
Liberty Street Funding, LLC commercial paper 2.474%, 8/20/19		9,000,000	8,988,285
Manhattan Asset Funding Co., LLC asset backed commercial paper 2.397%, 8/12/19		20,000,000	19,984,787
Matchpoint Finance PLC asset backed commercial paper 2.293%, 10/17/19		10,000,000	9,952,073
MetLife Short Term Funding, LLC asset backed commercial paper 2.242%, 10/10/19		9,875,000	9,832,407
NRW.Bank commercial paper 2.252%, 10/9/19		12,500,000	12,446,990
Old Line Funding, LLC asset backed commercial paper 2.241%, 10/18/19		10,000,000	9,951,700
Prudential PLC commercial paper 2.232%, 10/15/19		10,000,000	9,952,078
Putnam Short Term Investment Fund 2.48%(AFF)	Shares	257,739,729	257,739,729
Regency Markets No. 1, LLC asset backed commercial paper 2.415%, 8/8/19		$20,000,000	19,989,360
Societe Generale SA commercial paper 2.357%, 8/2/19		4,590,000	4,589,398
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(P)	Shares	7,358,000	7,358,000
Thunder Bay Funding, LLC asset backed commercial paper 2.243%, 10/25/19		$11,750,000	11,688,331
Total Capital Canada, Ltd. commercial paper 2.233%, 10/23/19		11,000,000	10,943,328
U.S. Treasury Bills 2.462%, 8/1/19(SEG)(SEGSF)(SEGCCS)		7,951,000	7,951,000
U.S. Treasury Bills 2.504%, 8/15/19(SEGCCS)		921,000	920,282
U.S. Treasury Bills 2.238%, 8/6/19(SEG)(SEGSF)(SEGCCS)		6,715,000	6,713,126
U.S. Treasury Bills 2.152%, 8/13/19(SEG)(SEGSF)(SEGCCS)		4,869,000	4,865,650
U.S. Treasury Bills 2.027%, 11/21/19		6,607,000	6,566,264
U.S. Treasury Bills 2.397%, 8/8/19(SEG)(SEGSF)(SEGCCS)		5,017,000	5,015,093
Victory Receivables Corp. asset backed commercial paper 2.407%, 8/20/19		10,000,000	9,987,000

Total short-term investments (cost $602,580,072)			$602,580,755
TOTAL INVESTMENTS

Total investments (cost $2,906,866,056)			$2,940,707,095

FUTURES CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Dollar 90 day (Long)	2,654	$2,654,000,000	$648,803,475	Sep-19	$(532,012)
Euro-Dollar 90 day (Short)	2,654	2,654,000,000	652,353,200	Mar-21	51,638
U.S. Treasury Bond 30 yr (Long)	102	15,870,563	15,870,563	Sep-19	535,278
U.S. Treasury Bond Ultra 30 yr (Long)	438	77,772,375	77,772,375	Sep-19	3,160,827
U.S. Treasury Note 2 yr (Long)	685	146,868,281	146,868,281	Sep-19	408,241
U.S. Treasury Note 5 yr (Long)	684	80,407,407	80,407,407	Sep-19	757,274
U.S. Treasury Note 10 yr (Long)	867	110,474,766	110,474,766	Sep-19	1,921,706
U.S. Treasury Note Ultra 10 yr (Long)	215	29,636,406	29,636,406	Sep-19	743,618

Unrealized appreciation					7,578,582

Unrealized (depreciation)					(532,012)

Total					$7,046,570

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/19 (premiums $71,795,074) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	$92,778,600	$3,809,489
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	21,282,483
Goldman Sachs International
2.191/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.191	67,697,700	1,354
2.101/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.101	67,697,700	14,217
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	64,368,100	342,438
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	1,894,228
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	7,977,987
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	382,473,900	382
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	95,618,500	37,291
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	1,268,858
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	95,618,500	3,452,784
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	9,746,394
Morgan Stanley & Co. International PLC
2.265/3 month USD-LIBOR-BBA/Aug-29	Aug-19/2.265	67,697,700	68
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	382,473,900	382
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	36,582,400	30,363
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	36,582,400	35,485
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	27,586,300	93,242
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	365,184
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	376,982
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	1,127,515
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	1,157,421
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	18,691,900	2,540,790
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	36,582,400	2,573,206
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	36,582,400	2,594,424
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	18,691,900	3,076,313
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	18,691,900	3,077,061
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00	18,691,900	3,091,266
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	4,655,744
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	10,426,571

Total			$85,049,922

WRITTEN OPTIONS OUTSTANDING at 7/31/19 (premiums $833,438) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Aug-19/$100.81	$52,000,000	$52,000,000	$48,464
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.96	37,000,000	37,000,000	67,636
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.77	37,000,000	37,000,000	53,909
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.59	37,000,000	37,000,000	42,772
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.43	37,000,000	37,000,000	35,187
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.24	37,000,000	37,000,000	27,676
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-19/99.05	37,000,000	37,000,000	21,608

Total				$297,252

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$73,993,400	$(682,589)	$349,989
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	184,051,200	(4,233,178)	230,064
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	73,993,400	(682,589)	(334,450)
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	184,051,200	(4,233,178)	(761,972)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	77,034
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	69,368,800	(929,542)	(114,459)
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	69,368,800	(929,542)	(153,999)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(350,559)
(1.746)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746	69,368,800	502,924	260,827
1.746/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.746	69,368,800	502,924	66,594
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	101,853
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	69,368,800	(933,010)	(98,504)
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	69,368,800	(933,010)	(171,341)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(377,959)
(1.736)/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736	69,368,800	502,924	268,457
1.736/3 month USD-LIBOR-BBA/Sep-24 (Written)	Sep-19/1.736	69,368,800	502,924	42,315
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	961,747
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	124,970
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	89,008
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	(308,763)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(332,429)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(3,609,557)
(5.00 Floor)//Mar-21 (Written)	Mar-21/5.00 Floor	1,000,000	222,000	163,450
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	159,423
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	73,385
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(97,341)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(404,842)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	295,862
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	(353,377)

Unrealized appreciation				3,264,978

Unrealized (depreciation)				(7,469,552)

Total				$(4,204,574)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/19 (proceeds receivable $137,499,297) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.00%, 8/1/49	$48,000,000	8/21/19	$50,205,001
Government National Mortgage Association, 4.50%, 8/1/49	16,000,000	8/21/19	16,663,750
Uniform Mortgage-Backed Securities, 5.00%, 8/1/49	2,000,000	8/13/19	2,124,531
Uniform Mortgage-Backed Securities, 3.50%, 8/1/49	2,000,000	8/13/19	2,048,125
Uniform Mortgage-Backed Securities, 3.00%, 8/1/49	66,000,000	8/13/19	66,592,970

Total			$137,634,377

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$13,976,000	$3,568,268		$(477)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$3,590,039
		5,000,000	1,020		(31)	5/26/20	3 month USD-LIBOR-BBA plus 12.70% — Semiannually	6 month USD-LIBOR-BBA — Semiannually	(1,841)
		95,618,500	9,405,609		(1,354)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,455,292)
		52,781,400	5,290,755		(747)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	5,739,508
		286,855,400	796,597		(144,122)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	676,091
		2,954,000	46,833	(E)	(16)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	46,816
		7,645,700	114,800	(E)	(43)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(114,843)
		13,769,100	896,864		(183)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(991,582)
		16,004,800	374,224	(E)	(3,239)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	370,985
		5,533,100	87,462	(E)	(945)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	86,516
		19,929,186	1,547,740	(E)	(282)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	1,547,459
		36,896,800	2,329,074	(E)	(522)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,329,596)
		7,498,500	746,971	(E)	(256)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(747,226)
		38,657,700	1,708,902	(E)	(19,876)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,728,779)
		9,968,700	108,240	(E)	(56)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	108,185
		14,633,000	162,060	(E)	(82)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	161,979
		17,411,200	1,866,811		(209,528)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.647% — Semiannually	1,661,112
		3,857,000	377,373		(132)	6/12/49	2.6059% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(378,137)
		2,188,400	193,695		(75)	6/12/49	2.565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(194,007)
		3,145,800	257,978		(107)	6/12/49	2.5365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(258,303)
		3,077,400	275,187		(105)	6/12/49	3 month USD-LIBOR-BBA — Quarterly	2.569% — Semiannually	275,432
		3,761,300	308,882		(128)	6/12/49	2.537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(309,274)
		3,487,700	283,627		(119)	6/12/49	2.5335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(283,974)
		2,872,200	203,757		(98)	6/12/49	2.488% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(203,865)
		13,734,100	638,086		188,376	7/2/49	2.38% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(449,491)
		27,468,200	711,454		(193,214)	7/2/49	3 month USD-LIBOR-BBA — Quarterly	2.29% — Semiannually	515,809
		1,176,200	32,721		(40)	6/12/49	2.299% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,462)
		52,187,400	692,161	(E)	(739)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(692,900)
		5,512,000	73,486	(E)	(123)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	73,363
		30,229,900	530,263	(E)	(428)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(530,691)
		31,819,500	581,788	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(581,788)
		13,411,400	563,869	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(563,869)
		27,468,200	288,883		185,046	7/17/29	2.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(99,535)
		1,339,100	26,490		(46)	7/17/49	2.263% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,429)
		1,854,100	9,537		(63)	7/17/49	2.199% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,407)
		1,648,100	28,456		(56)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.252% — Semiannually	28,262
		18,851,000	118,196	(E)	(212)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	117,984
		1,576,600	30,972	(E)	(54)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,026)
		13,828,500	124,042	(E)	(196)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(124,237)
		2,266,100	9,067		(77)	7/17/49	2.194% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,903)
		1,744,200	25,727		(59)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.241% — Semiannually	25,514
		691,629,000	2,548,653	(E)	819,379	9/18/21	1.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,368,032
		11,062,000	40,763	(E)	(13,042)	9/18/21	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	(53,805)
		317,329,000	112,334	(E)	1,896,514	9/18/24	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,008,848
		12,601,300	214,310	(E)	218,397	9/18/49	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,087
		646,539,700	5,913,899	(E)	(8,051,778)	9/18/29	3 month USD-LIBOR-BBA — Quarterly	2.05% — Semiannually	(2,137,879)
		3,646,900	33,358	(E)	45,341	9/18/29	2.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,983
		2,197,400	3,766		(75)	7/17/49	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,599)
		1,373,400	16,489		(47)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.229% — Semiannually	16,315
		32,798,000	74,747		(435)	7/1/29	1.974% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,643)
		2,266,100	6,345		(77)	7/17/49	2.18875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,176)
		10,143,500	1,065	(E)	(144)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,209)
		1,265,600	8,886	(E)	(43)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,929)
		90,199,000	254,451		(340)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.78913% — Semiannually	(293,056)
		90,199,000	253,640		(340)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.7896% — Semiannually	(292,214)
		90,199,000	256,165		(340)	7/5/21	3 month USD-LIBOR-BBA — Quarterly	1.78813% — Semiannually	(294,835)
		1,373,400	17,117		(47)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.231% — Semiannually	16,943
		20,418,000	1,021		(165)	7/12/24	1.82% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,781
		5,150,300	160,185		(176)	7/17/49	3 month USD-LIBOR-BBA — Quarterly	2.3125% — Semiannually	159,698
		20,697,000	47,065		(167)	7/15/24	1.8675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,899)
		94,212,000	69,152		(356)	7/16/21	1.9002% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	91,440
		14,505,000	164,690		(193)	7/16/29	3 month USD-LIBOR-BBA — Quarterly	2.0745% — Semiannually	162,065
		21,459,000	38,862		(174)	7/16/24	1.8585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,505)
		1,366,500	31,719		(47)	7/17/49	2.278% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,665)
		10,585,900	83,216		(140)	7/17/29	3 month USD-LIBOR-BBA — Quarterly	2.036% — Semiannually	81,298
		21,440,000	16,209		(173)	7/17/24	1.8355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,110)
		21,932,000	55,400		(177)	7/18/24	1.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(50,794)
		57,256,000	62,524		(463)	7/19/24	1.8425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(50,546)
		28,492,700	99,183	(E)	(403)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(99,587)
		7,413,500	80,133	(E)	(253)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(80,385)
		19,691,000	35,463		(159)	7/24/24	1.781% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,474
		32,284,000	152,316		(428)	7/30/29	2.00168% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(150,475)
		21,993,000	33,649		(178)	8/2/24	1.7855% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,471

	Total				$(5,295,137)				$(2,827,279)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$117,607	$114,212	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(2,200)
206,639	201,231	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(3,189)
Barclays Bank PLC
2,421,374	2,422,457	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,777
366,600	366,764	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	421
1,775,179	1,779,350	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	5,798
158,967	159,341	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	519
36,649,182	36,771,064	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	163,142
3,528,140	3,551,643	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	27,490
261,996	261,958	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	263
2,334,194	2,336,133	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(5,416)
39,920,696	39,968,690	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(112,534)
476,267	460,745	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(11,319)
47,703	46,149	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,134)
300,774	292,093	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,627)
92,556	89,884	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,732)
71,265	70,119	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	318
418,011	416,018	—	1/12/36	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(2,747)
154,326	150,959	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,621)
301,500	294,735	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,354)
34,031	33,267	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(379)
Citibank, N.A.
2,998,309	3,008,280	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	13,347
710,430	712,792	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,162
Credit Suisse International
6,752,362	6,764,281	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	18,130
724,344	720,086	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,777
417,728	400,678	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(13,401)
390,774	384,925	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,042)
375,705	360,370	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(12,052)
364,052	358,603	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,902)
273,779	262,604	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8,783)
137,313	132,838	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,264)
1,161,527	1,139,058	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10,798)
450,452	437,451	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,428)
406,764	398,896	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,782)
1,825,935	1,773,234	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	34,162
206,495	204,298	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(182)
344,868	339,323	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,540
Goldman Sachs International
135,399	135,562	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(382)
361,023	361,457	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,018)
1,001,380	1,002,583	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,823)
2,665,566	2,668,771	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(7,514)
3,651,543	3,655,933	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(10,293)
897,323	886,277	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	3,617
759,095	728,112	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(24,351)
495,893	479,732	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	11,786
737,217	715,939	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,793)
403,704	395,895	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,753)
31,379	30,474	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(587)
149,807	145,886	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,312)
672,843	662,024	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,004
418,011	416,018	—	1/12/36	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	2,747
963,406	942,385	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(10,117)
691,721	676,627	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,264)
383,182	374,821	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(4,024)
12,460	12,188	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(131)
473,825	463,193	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,270)
432,354	422,652	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,809)
418,932	409,532	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,660)
333,528	326,044	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,710)
144,064	140,831	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,602)
JPMorgan Chase Bank N.A.
95,951	93,182	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,795)
672,872	662,053	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,004
JPMorgan Securities LLC
471,895	469,122	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,461)
1,408,579	1,351,086	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	45,187
1,470,900	1,418,707	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(38,102)
1,470,900	1,418,707	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	38,102

Upfront premium received		—	Unrealized appreciation			382,293

Upfront premium (paid)		—	Unrealized (depreciation)			(366,657)

	Total	$—			Total	$15,636

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$10,792,000	$76,299	$—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$76,300
	10,792,000	23,602	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	23,602

Total			$—				$99,902

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$13,534	$198,000	$18,612	5/11/63	300 bp — Monthly	$(4,963)
	CMBX NA BBB-.6 Index	BBB-/P	26,395	438,000	41,172	5/11/63	300 bp — Monthly	(14,521)
	CMBX NA BBB-.6 Index	BBB-/P	54,079	876,000	82,344	5/11/63	300 bp — Monthly	(27,754)
	CMBX NA BBB-.6 Index	BBB-/P	51,528	904,000	84,976	5/11/63	300 bp — Monthly	(32,921)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(763)	2,584,000	2,842	5/11/63	200 bp — Monthly	3,084
	CMBX NA A.6 Index	A/P	(131)	337,000	371	5/11/63	200 bp — Monthly	371
	CMBX NA A.6 Index	A/P	1,477	61,000	67	5/11/63	200 bp — Monthly	1,567
	CMBX NA BB.6 Index	BB/P	307,020	1,462,000	281,435	5/11/63	500 bp — Monthly	27,006
	CMBX NA BB.7 Index	BB/P	51,285	399,000	38,304	1/17/47	500 bp — Monthly	13,369
	CMBX NA BB.7 Index	BB/P	64,288	463,000	44,448	1/17/47	500 bp — Monthly	20,291
	CMBX NA BB.7 Index	BB/P	162,095	1,342,000	128,832	1/17/47	500 bp — Monthly	34,568
	CMBX NA BBB-.6 Index	BBB-/P	18,371	167,000	15,698	5/11/63	300 bp — Monthly	2,770
	CMBX NA BBB-.6 Index	BBB-/P	35,971	327,000	30,738	5/11/63	300 bp — Monthly	5,424
	CMBX NA BBB-.6 Index	BBB-/P	38,298	359,000	33,746	5/11/63	300 bp — Monthly	4,762
	CMBX NA BBB-.6 Index	BBB-/P	66,061	673,000	63,262	5/11/63	300 bp — Monthly	3,191
	CMBX NA BBB-.6 Index	BBB-/P	73,033	730,000	68,620	5/11/63	300 bp — Monthly	4,839
	CMBX NA BBB-.6 Index	BBB-/P	144,707	1,040,000	97,760	5/11/63	300 bp — Monthly	47,554
	CMBX NA BBB-.6 Index	BBB-/P	107,308	1,087,000	102,178	5/11/63	300 bp — Monthly	5,765
	CMBX NA BBB-.6 Index	BBB-/P	126,206	1,144,000	107,536	5/11/63	300 bp — Monthly	19,337
	CMBX NA BBB-.6 Index	BBB-/P	159,635	1,292,000	121,448	5/11/63	300 bp — Monthly	38,940
	CMBX NA BBB-.6 Index	BBB-/P	188,015	1,320,000	124,080	5/11/63	300 bp — Monthly	64,705
	CMBX NA BBB-.6 Index	BBB-/P	169,734	1,670,000	156,980	5/11/63	300 bp — Monthly	13,728
	CMBX NA BBB-.6 Index	BBB-/P	163,037	1,749,000	164,581	5/11/63	300 bp — Monthly	(1,544)
	CMBX NA BBB-.6 Index	BBB-/P	244,005	1,755,000	164,970	5/11/63	300 bp — Monthly	80,059
	CMBX NA BBB-.6 Index	BBB-/P	244,253	1,755,000	164,970	5/11/63	300 bp — Monthly	80,307
	CMBX NA BBB-.6 Index	BBB-/P	222,776	2,085,000	195,990	5/11/2063	300 bp — Monthly	28,002
	CMBX NA BBB-.6 Index	BBB-/P	206,990	2,168,000	203,792	5/11/63	300 bp — Monthly	4,463
	CMBX NA BBB-.6 Index	BBB-/P	271,348	2,798,000	263,012	5/11/63	300 bp — Monthly	9,735
	CMBX NA BBB-.6 Index	BBB-/P	425,624	4,104,000	385,776	5/11/2063	300 bp — Monthly	42,242
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(56,089)	50,792,000	55,871	5/11/63	200 bp — Monthly	(218)
	CMBX NA A.7 Index	A-/P	102,321	2,780,000	57,824	1/17/47	200 bp — Monthly	161,226
	CMBX NA A.7 Index	A-/P	11,938	287,000	5,970	1/17/47	200 bp — Monthly	18,019
	CMBX NA BB.7 Index	BB/P	97,913	732,000	70,272	1/17/47	500 bp — Monthly	28,353
	CMBX NA BBB-.6 Index	BBB-/P	4,592,696	48,878,000	4,599,420	5/11/63	300 bp — Monthly	(6,723)
	CMBX NA BBB-.7 Index	BBB-/P	51,666	699,000	16,357	1/17/47	300 bp — Monthly	35,718
	CMBX NA BBB-.7 Index	BBB-/P	143,564	2,186,000	51,152	1/17/47	300 bp — Monthly	93,687
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	285,860	5,647,000	6,212	5/11/63	200 bp — Monthly	294,268
	CMBX NA A.6 Index	A/P	224,300	3,497,000	3,847	5/11/63	200 bp — Monthly	229,507
	CMBX NA A.6 Index	A/P	148,581	3,016,000	3,318	5/11/63	200 bp — Monthly	153,072
	CMBX NA A.6 Index	A/P	152,946	2,939,000	3,233	5/11/63	200 bp — Monthly	157,322
	CMBX NA A.6 Index	A/P	130,272	2,529,000	2,782	5/11/63	200 bp — Monthly	134,038
	CMBX NA A.6 Index	A/P	165,367	2,518,000	2,770	5/11/63	200 bp — Monthly	169,116
	CMBX NA A.6 Index	A/P	109,667	1,964,000	2,160	5/11/63	200 bp — Monthly	112,591
	CMBX NA A.6 Index	A/P	55,332	1,789,000	1,968	5/11/63	200 bp — Monthly	57,996
	CMBX NA A.6 Index	A/P	88,084	1,783,000	1,961	5/11/63	200 bp — Monthly	90,739
	CMBX NA A.6 Index	A/P	(1,055)	1,740,000	1,914	5/11/63	200 bp — Monthly	1,536
	CMBX NA A.6 Index	A/P	65,795	1,256,000	1,382	5/11/63	200 bp — Monthly	67,665
	CMBX NA A.6 Index	A/P	40,497	800,000	880	5/11/63	200 bp — Monthly	41,688
	CMBX NA A.6 Index	A/P	(1,095)	602,000	662	5/11/63	200 bp — Monthly	(199)
	CMBX NA A.6 Index	A/P	16,026	526,000	579	5/11/63	200 bp — Monthly	16,809
	CMBX NA A.6 Index	A/P	5,271	168,000	185	5/11/63	200 bp — Monthly	5,521
	CMBX NA BBB-.6 Index	BBB-/P	12,607	146,000	13,724	5/11/63	300 bp — Monthly	(1,032)
	CMBX NA BBB-.6 Index	BBB-/P	18,143	375,000	35,250	5/11/63	300 bp — Monthly	(16,889)
	CMBX NA BBB-.6 Index	BBB-/P	43,346	392,000	36,848	5/11/63	300 bp — Monthly	6,726
	CMBX NA BBB-.6 Index	BBB-/P	43,557	401,000	37,694	5/11/63	300 bp — Monthly	6,097
	CMBX NA BBB-.6 Index	BBB-/P	43,389	401,000	37,694	5/11/63	300 bp — Monthly	5,929
	CMBX NA BBB-.6 Index	BBB-/P	39,801	503,000	47,282	5/11/63	300 bp — Monthly	(7,187)
	CMBX NA BBB-.6 Index	BBB-/P	34,791	667,000	62,698	5/11/63	300 bp — Monthly	(27,518)
	CMBX NA BBB-.6 Index	BBB-/P	32,711	671,000	63,074	5/11/63	300 bp — Monthly	(29,971)
	CMBX NA BBB-.6 Index	BBB-/P	33,283	671,000	63,074	5/11/63	300 bp — Monthly	(29,399)
	CMBX NA BBB-.6 Index	BBB-/P	77,301	714,000	67,116	5/11/63	300 bp — Monthly	10,602
	CMBX NA BBB-.6 Index	BBB-/P	98,179	933,000	87,702	5/11/63	300 bp — Monthly	11,021
	CMBX NA BBB-.6 Index	BBB-/P	68,535	1,006,000	94,564	5/11/63	300 bp — Monthly	(25,442)
	CMBX NA BBB-.6 Index	BBB-/P	134,237	1,144,000	107,536	5/11/63	300 bp — Monthly	27,368
	CMBX NA BBB-.6 Index	BBB-/P	200,757	1,446,000	135,924	5/11/63	300 bp — Monthly	65,677
	CMBX NA BBB-.6 Index	BBB-/P	407,935	2,864,000	269,216	5/11/63	300 bp — Monthly	140,390
	CMBX NA BBB-.7 Index	BBB-/P	49,185	605,000	14,157	1/17/47	300 bp — Monthly	35,381
	CMBX NA BBB-.7 Index	BBB-/P	126,786	1,819,000	42,565	1/17/47	300 bp — Monthly	85,282
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	65,823	311,000	59,868	5/11/63	500 bp — Monthly	6,258
	CMBX NA A.6 Index	A/P	1,289,263	56,043,000	61,647	5/11/63	200 bp — Monthly	1,372,705
	CMBX NA A.6 Index	A/P	142,994	14,145,000	15,560	5/11/63	200 bp — Monthly	164,054
	CMBX NA A.6 Index	A/P	47,675	4,716,000	5,188	5/11/63	200 bp — Monthly	54,696
	CMBX NA A.6 Index	A/P	(591)	1,989,000	2,188	5/11/63	200 bp — Monthly	2,370
	CMBX NA BBB-.6 Index	BBB-/P	81,683	669,000	62,886	5/11/63	300 bp — Monthly	19,187
	CMBX NA BBB-.6 Index	BBB-/P	133,810	1,341,000	126,054	5/11/63	300 bp — Monthly	8,538
	CMBX NA BBB-.6 Index	BBB-/P	217,251	1,777,000	167,038	5/11/63	300 bp — Monthly	51,249
	CMBX NA BBB-.6 Index	BBB-/P	194,205	1,946,000	182,924	5/11/63	300 bp — Monthly	12,416
	CMBX NA BBB-.6 Index	BBB-/P	443,874	3,595,000	337,930	5/11/63	300 bp — Monthly	108,041
	CMBX NA BBB-.6 Index	BBB-/P	803,035	7,927,000	745,138	5/11/63	300 bp — Monthly	62,522
	CMBX NA BBB-.6 Index	BBB-/P	7,043,617	53,242,000	5,004,748	5/11/63	300 bp — Monthly	2,069,927
	CMBX NA BBB-.7 Index	BBB-/P	392	15,000	351	1/17/47	300 bp — Monthly	50
	CMBX NA BBB-.7 Index	BBB-/P	93,740	709,000	16,591	1/17/47	300 bp — Monthly	77,563
	CMBX NA BBB-.7 Index	BBB-/P	436,274	3,609,000	84,451	1/17/47	300 bp — Monthly	353,928
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(763)	2,584,000	2,842	5/11/63	200 bp — Monthly	3,084
	CMBX NA A.6 Index	A/P	29,775	2,100,000	2,310	5/11/63	200 bp — Monthly	32,902
	CMBX NA BBB-.6 Index	BBB-/P	32,217	335,000	31,490	5/11/63	300 bp — Monthly	783
	CMBX NA BBB-.6 Index	BBB-/P	125,358	1,281,000	120,414	5/11/63	300 bp — Monthly	5,692
	CMBX NA BBB-.6 Index	BBB-/P	134,215	1,399,000	131,506	5/11/63	300 bp — Monthly	3,408
	CMBX NA BBB-.6 Index	BBB-/P	135,674	1,399,000	131,506	5/11/63	300 bp — Monthly	4,867
	CMBX NA BBB-.6 Index	BBB-/P	527,272	5,344,000	502,336	5/11/63	300 bp — Monthly	28,053
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	201,817	1,459,000	137,146	5/11/63	300 bp — Monthly	65,522
	CMBX NA A.6 Index	A/P	44,711	4,716,000	5,188	5/11/63	200 bp — Monthly	51,732
	CMBX NA A.6 Index	A/P	3,311	1,218,000	1,340	5/11/63	200 bp — Monthly	5,124
	CMBX NA A.6 Index	A/P	—	643,000	707	5/11/63	200 bp — Monthly	958
	CMBX NA BBB-.6 Index	BBB-/P	37,481	329,000	30,926	5/11/63	300 bp — Monthly	6,747
	CMBX NA BBB-.6 Index	BBB-/P	60,396	493,000	46,342	5/11/63	300 bp — Monthly	14,341
	CMBX NA BBB-.6 Index	BBB-/P	59,702	504,000	47,376	5/11/63	300 bp — Monthly	12,620
	CMBX NA BBB-.6 Index	BBB-/P	65,454	556,000	52,264	5/11/63	300 bp — Monthly	13,515
	CMBX NA BBB-.6 Index	BBB-/P	66,515	562,000	52,828	5/11/63	300 bp — Monthly	14,015
	CMBX NA BBB-.6 Index	BBB-/P	77,624	732,000	68,808	5/11/63	300 bp — Monthly	9,243
	CMBX NA BBB-.6 Index	BBB-/P	152,224	1,062,000	99,828	5/11/63	300 bp — Monthly	53,015
	CMBX NA BBB-.6 Index	BBB-/P	198,484	1,754,000	164,876	5/11/63	300 bp — Monthly	34,631
	CMBX NA BBB-.6 Index	BBB-/P	349,990	2,255,000	211,970	5/11/63	300 bp — Monthly	139,335
	CMBX NA BBB-.6 Index	BBB-/P	242,778	2,258,000	212,252	5/11/2063	300 bp — Monthly	31,844
	CMBX NA BBB-.6 Index	BBB-/P	295,288	2,397,000	225,318	5/11/63	300 bp — Monthly	71,368
	CMBX NA BBB-.6 Index	BBB-/P	301,001	2,484,000	233,496	5/11/63	300 bp — Monthly	68,954
	CMBX NA BBB-.6 Index	BBB-/P	388,470	2,584,000	242,896	5/11/63	300 bp — Monthly	147,081
	CMBX NA BBB-.6 Index	BBB-/P	394,816	2,697,000	253,518	5/11/63	300 bp — Monthly	142,871
	CMBX NA BBB-.6 Index	BBB-/P	321,228	3,219,000	302,586	5/11/63	300 bp — Monthly	20,520
	CMBX NA BBB-.6 Index	BBB-/P	448,144	3,500,000	329,000	5/11/63	300 bp — Monthly	121,186
	CMBX NA BBB-.6 Index	BBB-/P	1,029,223	6,766,000	636,004	5/11/63	300 bp — Monthly	397,166

Upfront premium received			28,306,516		Unrealized appreciation			8,683,504

Upfront premium (paid)			(60,487)		Unrealized (depreciation)			(226,281)

	Total		$28,246,029				Total	$8,457,223
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$157,000	$3,266	1/17/47	(200 bp) — Monthly	$(4,491)
	CMBX NA BB.10 Index	(98,245)	896,000	78,310	11/17/59	(500 bp) — Monthly	(20,806)
	CMBX NA BB.10 Index	(46,755)	448,000	39,155	11/17/59	(500 bp) — Monthly	(8,035)
	CMBX NA BB.11 Index	(173,870)	1,342,000	132,590	11/18/54	(500 bp) — Monthly	(42,585)
	CMBX NA BB.8 Index	(63,214)	360,000	50,472	10/17/57	(500 bp) — Monthly	(13,092)
	CMBX NA BB.9 Index	(188,687)	1,342,000	135,945	9/17/58	(500 bp) — Monthly	(54,047)
	CMBX NA BB.9 Index	(142,029)	922,000	93,399	9/17/58	(500 bp) — Monthly	(49,527)
	CMBX NA BB.9 Index	(142,669)	922,000	93,399	9/17/58	(500 bp) — Monthly	(50,167)
	CMBX NA BB.9 Index	(139,805)	908,000	91,980	9/17/58	(500 bp) — Monthly	(48,707)
	CMBX NA BB.9 Index	(116,343)	895,000	90,664	9/17/58	(500 bp) — Monthly	(26,550)
	CMBX NA BB.9 Index	(120,309)	895,000	90,664	9/17/58	(500 bp) — Monthly	(30,516)
	CMBX NA BB.9 Index	(71,701)	458,000	46,395	9/17/58	(500 bp) — Monthly	(25,751)
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	81,195	11/17/59	(500 bp) — Monthly	(43,659)
	CMBX NA BB.10 Index	(110,117)	926,000	80,932	11/17/59	(500 bp) — Monthly	(30,085)
	CMBX NA BB.10 Index	(60,658)	488,000	42,651	11/17/59	(500 bp) — Monthly	(18,481)
	CMBX NA BB.7 Index	(380,458)	2,313,000	222,048	1/17/47	(500 bp) — Monthly	(160,659)
	CMBX NA BB.7 Index	(11,314)	641,000	123,393	5/11/63	(500 bp) — Monthly	111,455
	CMBX NA BB.7 Index	(173,028)	938,000	90,048	1/17/47	(500 bp) — Monthly	(83,892)
	CMBX NA BB.8 Index	(115,646)	660,000	92,532	10/17/57	(500 bp) — Monthly	(23,756)
	CMBX NA BB.9 Index	(343,546)	3,427,000	343,728	9/17/58	(500 bp) — Monthly	182
	Goldman Sachs International
	CMBX NA BB.7 Index	(241,670)	1,597,000	153,312	1/17/47	(500 bp) — Monthly	(89,911)
	CMBX NA BB.7 Index	(691,993)	3,408,000	327,168	1/17/47	(500 bp) — Monthly	(368,139)
	CMBX NA BB.7 Index	(204,744)	1,211,000	116,256	1/17/47	(500 bp) — Monthly	(89,666)
	CMBX NA BB.7 Index	(173,838)	1,061,000	101,856	1/17/47	(500 bp) — Monthly	(73,014)
	CMBX NA BB.9 Index	(136,116)	1,263,000	127,942	9/17/58	(500 bp) — Monthly	(9,402)
	CMBX NA BB.9 Index	(82,025)	786,000	79,622	9/17/58	(500 bp) — Monthly	(3,167)
	CMBX NA BB.9 Index	(79,792)	663,000	67,162	9/17/58	(500 bp) — Monthly	(13,275)
	CMBX NA BB.9 Index	(78,897)	663,000	67,162	9/17/58	(500 bp) — Monthly	(12,379)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	2,910,000	60,528	1/17/47	(200 bp) — Monthly	(123,007)
	CMBX NA BB.11 Index	(326,654)	3,022,000	298,574	11/18/54	(500 bp) — Monthly	(31,018)
	CMBX NA BB.11 Index	(212,831)	2,140,000	211,432	11/18/54	(500 bp) — Monthly	(3,480)
	CMBX NA BB.11 Index	(186,207)	1,870,000	184,756	11/18/54	(500 bp) — Monthly	(3,269)
	CMBX NA BB.11 Index	(157,644)	1,535,000	151,658	11/18/54	(500 bp) — Monthly	(7,479)
	CMBX NA BB.6 Index	(111,356)	792,000	152,460	5/11/63	(500 bp) — Monthly	40,334
	CMBX NA BB.6 Index	(48,901)	340,000	65,450	5/11/63	(500 bp) — Monthly	16,219
	CMBX NA BB.7 Index	(640,086)	5,058,000	485,568	1/17/47	(500 bp) — Monthly	(159,436)
	CMBX NA BB.9 Index	(2,548)	18,000	1,823	9/17/58	(500 bp) — Monthly	(742)
	CMBX NA BB.9 Index	(840)	6,000	608	9/17/58	(500 bp) — Monthly	(238)
	CMBX NA BBB-.7 Index	(71,107)	1,874,000	43,852	1/17/47	(300 bp) — Monthly	(28,348)
	CMBX NA BBB-.7 Index	(31,763)	875,000	20,475	1/17/47	(300 bp) — Monthly	(11,799)
	Merrill Lynch International
	CMBX NA BB.10 Index	(47,215)	448,000	39,155	11/17/59	(500 bp) — Monthly	(8,495)
	CMBX NA BB.10 Index	(53,135)	447,000	39,068	11/17/59	(500 bp) — Monthly	(14,502)
	CMBX NA BB.11 Index	(214,569)	2,140,000	211,432	11/18/54	(500 bp) — Monthly	(5,218)
	CMBX NA BB.9 Index	(181,480)	1,784,000	180,719	9/17/58	(500 bp) — Monthly	(2,495)
	CMBX NA BB.9 Index	(179,855)	1,784,000	180,719	9/17/58	(500 bp) — Monthly	(871)
	CMBX NA BB.9 Index	(141,856)	1,386,000	140,402	9/17/58	(500 bp) — Monthly	(2,802)
	CMBX NA BBB-.7 Index	(69,410)	847,000	19,820	1/17/47	(300 bp) — Monthly	(50,084)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(148,657)	1,459,000	34,141	1/17/47	(300 bp) — Monthly	(108,946)
	CMBX NA BB.10 Index	(46,985)	448,000	39,155	11/17/59	(500 bp) — Monthly	(8,265)
	CMBX NA BB.11 Index	(246,500)	2,510,000	247,988	11/18/54	(500 bp) — Monthly	(953)
	CMBX NA BB.9 Index	(161,020)	1,328,000	134,526	9/17/58	(500 bp) — Monthly	(27,785)
	CMBX NA BB.9 Index	(80,510)	664,000	67,263	9/17/58	(500 bp) — Monthly	(13,892)
	CMBX NA BBB-.7 Index	(8,254)	130,000	3,042	1/17/47	(300 bp) — Monthly	(5,288)

	Upfront premium received	—			Unrealized appreciation		168,190

	Upfront premium (paid)	(7,743,314)			Unrealized (depreciation)		(2,012,171)

	Total	$(7,743,314)				Total	$(1,843,981)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,130,145,111.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$235,817,220	$255,667,706	$233,745,197	$4,563,722	$257,739,729

	Total Short-term investments	$235,817,220	$255,667,706	$233,745,197	$4,563,722	$257,739,729
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,828,346.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,144,798.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,867,467.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $739,423,716 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $90,697,368 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $12,197,246 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $12,144,798 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$26,085,000	$12,059,000
Corporate bonds and notes	—	500,675,651	—
Mortgage-backed securities	—	722,658,842	1,021,750
Municipal bonds and notes	—	3,261,921	—
Purchased options outstanding	—	409,062	—
Purchased swap options outstanding	—	105,384,183	—
U.S. government and agency mortgage obligations	—	962,818,466	—
U.S. treasury obligations	—	3,752,465	—
Short-term investments	265,097,729	337,483,026	—

Totals by level	$265,097,729	$2,662,528,616	$13,080,750
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$7,046,570	$—	$—
Written options outstanding	—	(297,252)	—
Written swap options outstanding	—	(85,049,922)	—
Forward premium swap option contracts	—	(4,204,574)	—
TBA sale commitments	—	(137,634,377)	—
Interest rate swap contracts	—	2,467,858	—
Total return swap contracts	—	115,538	—
Credit default contracts	—	(13,889,473)	—

Totals by level	$7,046,570	$(238,492,202)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$6,266,687	$20,156,160
Interest rate contracts	141,881,149	116,009,686

Total	$148,147,836	$136,165,846
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$341,800,000
Purchased swap option contracts (contract amount)	$3,521,000,000
Written TBA commitment option contracts (contract amount)	$532,900,000
Written swap option contracts (contract amount)	$2,641,900,000
Futures contracts (number of contracts)	5,000
Centrally cleared interest rate swap contracts (notional)	$3,663,700,000
OTC total return swap contracts (notional)	$135,500,000
Centrally cleared total return swap contracts (notional)	$34,800,000
OTC credit default contracts (notional)	$409,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com